Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2017
Long-term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables	LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES

The following table presents the components of long-term bank deposits and other receivables as of December 31, 2017 and 2016.

	December 31,
	2017	2016
Cross-currency interest rate swap	16,508	8,064
Long-term receivables(1)	11,300	—
Deposits with banks and other long-term receivables (2)	10,274	7,853
	$38,082	$15,917

(1)    Includes $9,400 related to legal expenses (see Note 20C).
(2)
Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $8,220 and $7,106 as of December 31, 2017 and 2016, respectively (see Note 17).